Shareholders' Equity - Additional Information - Share Based Payment Arrangements (Detail)	6 Months Ended
	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2018 EUR (€)	Jan. 01, 2019 shares	Dec. 31, 2018 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense	€ 3,100,000	€ 4,600,000
Option granted | shares	1,009,671
Weighted average exercise price	€ 13.27			€ 14.62
Weighted-average remaining contractual life	7 years 3 months 18 days
Weighted-average share price	€ 11.02
Number of share options outstanding in share-based payment arrangement | shares	3,282,510			2,633,039
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	€ 1.93
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	€ 27.47
2016 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of options vested	Options granted under the 2016 Plan are exercisable once vested.
Vesting period	4 years
Percentage of initial vesting period	25.00%
Percentage of remaining vesting options	75.00%
Period of remaining option vesting period	36 monthly installments
Percentage of vesting period	100.00%
Description of option lapse	Options will lapse on the tenth anniversary of the date of grant.
Vesting period of Restricted Stock Units vested	4 years
Number of common share entitled to receive | shares	1
Option granted | shares	1,009,671
Option grant fair value	€ 10,300,000
Increase in authorized share | shares			1,469,785	934,359
Non-Executive Compensation Program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of initial vesting period	33.00%
Percentage of remaining vesting options	67.00%
Period of remaining option vesting period	24 substantially equal monthly installments
Vesting period	Three-year period
Period of option will be vested and exercised	12 substantially equal monthly installments
Description of grant award	Following the vesting commencement date, such that the subsequent award shall be fully vested on the first anniversary of the date of grant.